Fee and Commission Income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fee and commission income [abstract]
Linked to credit cards	$ 116,614,858	$ 96,446,245	$ 96,349,100
Linked to deposits and other	84,330,593	105,117,264	102,177,447
Linked to loan	25,720,503	20,710,903	16,740,732
From foreign currency transactions	10,834,946	10,966,990	12,482,747
Insurance agent fees	9,635,209	10,964,732	11,961,149
Linked to securities	6,693,634	2,826,789	3,514,269
Fees linked to loan commitments	407,453	0	0
From guarantees granted	105,462	11,067	57,020
TOTAL	$ 254,342,658	$ 247,043,990	$ 243,282,464